Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 4 – Inventory

As of June 30, 2019, and December 31, 2018, the Company recorded the following inventory balances:

	June 30, 2019	December 31, 2018
Work in Process	$71,469	$30,689
Finished Goods	5,006	12,824
Total Inventory, net	$76,475	$43,513

NOTE 3	INVENTORY

The Company had inventory in the following amounts:

	December 31, 2018	December 31, 2017
Work in Process	$30,689	$24,357
Finished Goods	12,824	34,522
Total Inventory	$43,513	$58,879